Employee benefits - Amount Recognized in the Consolidated Statements of Financial Position (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Gratuity Plans [Member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	₨ 3,391	$ 52	₨ 3,215	₨ 2,899
Present value of defined benefit obligations	(5,464)	(84)	(4,495)	(4,517)
Net liability arising from defined benefit obligation	(2,073)	(32)	(1,280)	(1,618)
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	15,139	233	13,336	11,846
Present value of defined benefit obligations	(14,691)	226	(13,110)	(11,628)
Net liability arising from defined benefit obligation